6. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 6.  INCOME TAXES

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes.  The sources and tax effects of the differences are as follows:

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes for the year ended December 31, 2012.  The sources and tax effects of the differences are as follows:

Income tax provision at the federal statutory rate	34%
Effect of operating losses	(34)%
0%

As of December 31, 2012, the Company has a net operating loss carryforward of approximately $1,600,000.  This loss will be available to offset future taxable income.  If not used, this carryforward loss will begin to expire in 2029.  The deferred tax asset relating to the operating loss carryforward has been fully reserved at December 31, 2012.  The principal difference between the operating loss for income tax purposes and reporting purposes results from the accrual of officers' compensation.